Schedule of Expense by nature (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Advertisement publishing cost	$ 41,905,250	$ 20,057,933
Software technology cost	13,178,874	13,084,218
Other service cost	458,377	199,704
Cost of providing services	55,542,501	33,341,855
General and administrative expenses	6,571,187	526,082
Warrant [Member]
General and administrative expenses	5,600,000
Staff Cost [Member]
General and administrative expenses	426,859	288,810
In Process Research and Development [Member]
General and administrative expenses	325,513
Lease Expense [Member]
General and administrative expenses	163,308
Professional Fees [Member]
General and administrative expenses	29,720	50,888
Promotion Cost [Member]
General and administrative expenses	7,254	102,922
Office Equipment [Member]
General and administrative expenses	6,811	82,531
Others [Member]
General and administrative expenses	$ 11,722	$ 931